Business combinations (Tables)	12 Months Ended
Dec. 31, 2015
Dezima [Member]
Business Acquisition [Line Items]
Aggregate acquisition date consideration to acquire an entity
The aggregate acquisition date consideration to acquire Dezima consisted of (in millions):

Total cash paid to former shareholders of Dezima	$300
Fair value of contingent consideration obligations	110
Total consideration	$410

Onyx [Member]
Business Acquisition [Line Items]
Aggregate acquisition date consideration to acquire an entity	The aggregate acquisition date consideration to acquire Onyx was paid in cash and consisted of (in millions):

Total consideration transferred	$9,517
Compensation expense	197
Total consideration paid	$9,714

Schedule of recognized identified assets acquired and liabilities assumed
The consideration to acquire Onyx was allocated to the acquisition date fair values of assets acquired and liabilities assumed as follows (in millions):

Cash and cash equivalents	$319
Marketable securities	337
Inventories	170
Indefinite-lived intangible assets - IPR&D	1,180
Finite-lived intangible assets - Developed product technology rights	6,190
Finite-lived intangible assets - Licensing rights	2,792
Goodwill	2,402
Convertible debt	(742)
Assumed contingent consideration	(261)
Deferred income taxes, net	(3,011)
Other assets (liabilities), net	141
Total consideration (excluding compensation expense)	$9,517

Product Rights [Member]
Business Acquisition [Line Items]
Aggregate acquisition date consideration to acquire an entity
The aggregate consideration transferred consisted of (in millions):

Total consideration transferred	$497
Settlement of preexisting relationship at fair value	(99)
Total consideration transferred to acquire the Product Rights	$398